Redeemable convertible preferred shares	12 Months Ended
Dec. 31, 2021
Redeemable convertible preferred shares
Redeemable convertible preferred shares

19.Redeemable convertible preferred shares

In August 2015, ECMOHO Shanghai received a total capital contribution of US$ 13,081,880 from third-party investors (the “Round A Investors”) in exchange for 19% equity interests with preferential rights in ECMOHO Shanghai (the “Round A convertible redeemable preferred shares” or “Round A preferred shares”).

In April 2016, ECMOHO Shanghai received a total capital contribution of US$ 24,000,000 from third-party investors (the “Round B Investors”) in exchange for 12% equity interest with preferential rights in ECMOHO Shanghai (the “Round B convertible redeemable preferred shares” or “Round B preferred shares”).

According to the investment agreements with Round A Investors and Round B Investors, the equity interest held by them have the following preferential rights over the equity interests held by the Founders:

a.	In the event of liquidation, Round B Investors have preference over the interests held by Round A Investors, followed by Founders. The liquidation amount is 150% of the original investment amount plus all declared but unpaid dividends (if applicable) plus its pro rata share of undistributed earnings.
b.	In the event of a significant breach of contract by ECMOHO Shanghai or the Founders, both Round A and Round B Investors have the right to put the equity interest back to ECMOHO Shanghai or the Founders. The put price shall be 110% of the original investment amount plus 15% compound interest per annum.
c.	In the event that the Company does not achieve a public listing before August 2021, both Round A and Round B Investors have the right to put the equity interest back to ECMOHO Shanghai or the Founders. The put price shall be 110% of the original investment amount plus 10% interest per annum.
d.	Both Round A and Round B Investors are entitled to dividends in the same manner as the other equity interest of ECMOHO Shanghai.
e.	Both Round A and Round B Investors have rights to appoint directors on the board of ECMOHO Shanghai.

In April 2018, the Founders entered into an agreement with one of the Round A Investors (“Exit Investor”) to purchase all of its 8.36% equity interests with preferential rights in ECMOHO Shanghai at fair value.

During the Reorganization process (Note 1(b)), preferential rights associated with the 8.36% equity interest acquired by the Founders were removed and exchanged into 9,519,000 Class A Ordinary Shares of the Company in August 2018, which was considered as an extinguishment of the preferential rights. Subsequently in the same month, the Founders sold 8,880,894 Class A Ordinary Shares out of the 9,519,000 shares to third-party investors (Note 21).

As described in Note 1(b), during the Reorganization process, after ECMOHO HK purchased 97.5% equity interest of ECMOHO Shanghai, on September 27, 2018, the Company issued 9,519,000 and 10,817,100 number of Class A-1 and Class A-2 Ordinary Shares with preferential rights (the “Class A-1 and Class A-2 convertible redeemable preferred shares” or “Class A-1 and Class A-2 preferred shares”) to its Round A and Round B Investors, all in the same proportions, on an as converted basis, as the percentage of equity interest they held in ECMOHO Shanghai before the Reorganization. Except for the NCI holders, who remained to hold collectively 2.5% equity interests of ECMOHO Shanghai, preferential rights associated with the Round A and Round B preferred shares set forth above were removed and replaced by the terms as described below during the Reorganization.

In August and September 2018, the Company issued 7,938,915 number of Series A convertible redeemable preferred shares (“Series A preferred shares”) with US$ 2.8341 per share for a total cash consideration of US$ 22,500,000. The issuance costs were US$ 70,033.

The key terms of the Class A-1, Class A-2 and Series A Preferred Shares issued by the Company are as follows:

Conversion rights

Optional Conversion

Each Series A Preferred Share shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of Class A Ordinary Shares as is determined by dividing the Series A Preferred Shares Original Issue Price by the Series A Preferred Share Conversion Price in effect at the time of conversion.

The Series A Preferred Share Conversion Price shall initially be the Series A Preferred Share Original Issue Price, resulting in an initial conversion ratio for the Series A Preferred Shares of 1:1, and shall be subject to adjustment and readjustment from time to time, including but not limited to additional equity securities issuance, share dividends, distribution, subdivisions, redemptions, combinations, or consolidation of ordinary shares.

Mandatory Conversion

Upon either (a) a Qualified IPO or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of the Series A Preferred Shares, then all outstanding Series A Preferred Shares shall automatically be converted into Class A Ordinary Shares, at the then effective conversion rate.

Upon a Qualified IPO, all outstanding Class A-1 and Class A-2 Preferred Shares shall automatically be converted into Class A Ordinary Shares, at the then effective Class A-1 Conversion Price and Class A-2 Conversion Price. The Class A-1 and Class A-2 Conversion Price shall initially be the Class A-1 and Class A-2 Original Issue Price, resulting in an initial conversion ratio for the Class A-1 and A-2 Ordinary Shares of 1:1, and shall be subject to adjustment and readjustment from time to time, including but not limited to additional equity securities issuance, share dividends, distribution, subdivisions, redemptions, combinations, or consolidation of ordinary shares.

A Qualified IPO means a firm-commitment underwritten initial public offering by the Company of its Ordinary Shares (or the ADSs thereof) on the New York Stock Exchange or NASDAQ Stock Market in the United States, the Hong Kong Stock Exchange or any other exchange in any other jurisdiction (or any combination of such exchanges and jurisdictions) acceptable to the Company, in any case with a pre-initial public offering valuation of at least US$600,000,000 and with aggregate offering proceeds (before deduction of underwriting fees, commissions or expenses) to the Company of not less than US$120,000,000 (or any cash proceeds of other currency of equivalent value).

The Company determined that there were no beneficial conversion features identified for any of the Preferred Shares during any of the periods. In making this determination, the Company compared the fair value of the ordinary shares into which the Preferred Shares are convertible with the respective effective conversion price at the issuance date. In all instances, the effective conversion price was greater than the fair value of the ordinary shares. To the extent a conversion price adjustment occurs, as described above, the Company will re-evaluate whether or not a beneficial conversion feature should be recognized.

Voting rights

Each holder of Class A-1, Class A-2 and Series A Preferred Shares is entitled to cast the number of votes equal to the number of Class A Ordinary Share on an as-converted basis.

Dividend rights

Each holder of Series A Preferred Shares is entitled to receive dividends at the rate per annum of 6% of the Series A Original issue price. The dividends is accrued from day to day, whether or not declared, and is non-cumulative. After full payment of dividend to the holder of the Series A Preferred Shares, the holders of the Class A-1 and Class A-2 Preferred Shares shall have right to receive dividends of the Company if declared by the Directors and in such amount as the Directors consider appropriate.

Liquidation preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, and in the event of a Deemed Liquidation Event (for example, a merger, share exchange, amalgamation or consolidation, etc.), the consideration payable to shareholders in such liquidation shall be distributed among the holders of the outstanding shares in the following order and manner:

Firstly, the holders of Series A Preferred Shares then outstanding shall be entitled to be paid, pari passu as between themselves, an amount per Share equal to 100% of the Series A Original Issue Price, plus all declared but unpaid dividends (if applicable) on such Series A Preferred Share (the “Series A Liquidation Amount”).

Secondly, the holders of Class A-2 Preferred Shares then outstanding shall be entitled to be paid, pari passu as between themselves, an amount per Share equal to 100% of the applicable Class A-2 Original Issue Price (as adjusted), plus all declared but unpaid dividends (if applicable) on such Class A-2 Preferred Share (the “Class A-2 Liquidation Amount”).

Thirdly, the holders of Class A-1 Preferred Shares then outstanding shall be entitled to be paid, pari passu as between themselves, an amount per Share equal to 100% of the applicable Class A-1 Original Issue Price (as adjusted), plus all declared but unpaid dividends (if applicable) on such Class A-1 Preferred Share (the “Class A-1 Liquidation Amount”).

Lastly, if there are any assets or funds remaining after the aggregate of the Series A Liquidation Amount, Class A-2 Liquidation Amount and Class A-1 Liquidation Amount has been distributed or paid in full to the applicable holders of Series A Preferred Shares, Class A-2 Preferred Shares, Class A-1 Preferred Shares, respectively, the holders of the Series A Preferred Shares, Class A-1 Preferred Shares, Class A-2 Preferred Shares, Class A Ordinary Shares and Class B Ordinary Shares shall be entitled to be paid, pari passu as between themselves, an amount per Share equal to the remaining assets and funds of the Company available for distribution to the Shareholders divided by the number of Shares held by such Shareholders on an as converted basis (the “Remaining Liquidation Amount”).

Redemption right

Series A Preferred Shares shall be redeemed by the Company at a price equal to the Series A Original Issue Price per share, plus the amount which would accrue on the Series A Original Issue Price at the annual rate of six percent (6%) from the date of the Series A Original Issue Date up to and including such date as the Series A Liquidation Amount is paid with respect to such Series A Preferred Share (the “Series A Redemption Price”), in thirty-six (36) monthly instalments within three (3) years commencing not more than 90 days after receipt by the Company at any time on or after the fifth anniversary of the date of the Series A Original Issue Date from any holder of the Series A Preferred Shares of written notice requesting redemption of all Series A Preferred Shares (the “Series A Redemption Request”) held by such holder or on a payment schedule mutually agreed by the Company and such holder of the Series A Preferred Shares requesting redemption.

After the payment in full of the Series A Redemption Price for all outstanding Series A Redemption Request, Class A-2 Preferred Shares shall be redeemed by the Company at a price equal to the Class A-2 Original Issue Price per share, plus the amount which would accrue on the Class A-2 Original Issue Price at the annual rate of six percent (6%) from the date of the Class A-2 Original Issue Date up to and including such date as the Class A-2 Liquidation Amount is paid with respect to such Class A-2 Preferred Share (the “Class A-2 Redemption Price”), in thirty-six (36) monthly instalments within three (3) years commencing not more than 90 days after receipt by the Company at any time on or after the fifth anniversary of the date of the Series A Original Issue Date from any holder of Class A-2 Preferred Shares of written notice requesting redemption of all Class A-2 Preferred Shares (the “Class A-2 Redemption Request”) held by such holder or on a payment schedule mutually agreed by the Company and such holder of Class A-2 Preferred Shares requesting redemption.

After the payment in full of (i) the Series A Redemption Price for all outstanding Series A Redemption Request and (ii) the Class A-2 Redemption Price for all outstanding Class A-2 Redemption Request, Class A-1 Preferred Shares shall be redeemed by the Company at a price equal to the Class A-1 Original Issue Price per share, plus the amount which would accrue on the Class A-1 Original Issue Price at the annual rate of six percent (6%) from the date of the Class A-1 Original Issue Date up to and including such date as the Class A-1 Liquidation Amount is paid with respect to such Class A-1 Preferred Share (the “Class A-1 Redemption Price”), in thirty-six (36) monthly instalments within three (3) years commencing not more than 90 days after receipt by the Company at any time on or after the fifth anniversary of the date of the Series A Original Issue Date from any holder of Class A-1 Preferred Shares of written notice requesting redemption of all Class A-1 Preferred Shares (the “Class A-1 Redemption Request”) held by such holder or on a payment schedule mutually agreed by the Company and such holder of Class A-1 Preferred Shares requesting redemption.

Accounting of Preferred Shares

The Company classified the Round A, Round B, Class A-1, Class A-2 and Series A preferred shares (collectively as the “Preferred Shares”) as mezzanine equity in the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date or were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The Preferred Shares are recorded initially at fair value, net of issuance costs.

For each reporting period, the Company recorded accretions on the Preferred Shares to the respective redemption value by using the effective interest rate method from the issuance dates to the earliest redemption dates as set forth in the original issuance.

The accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital, or in the absence of additional paid-in-capital, by charges to accumulated deficit. The accretion of the Preferred Shares was US$ 1,022,461 for the years ended December 31, 2019.

When the preferred shareholders converted their preferred shares to ordinary shares upon completion of the IPO in November 2019, the Company calculated the accretion value of the preferred share through the IPO date and the difference between the carrying value of the preferred shares on the IPO date and the paid-in capital of ordinary share converted into were recognized in the additional paid-in capital.

Extinguishment of preferred shares

The Company assesses whether amendments to the terms of its Preferred Shares is an extinguishment or a modification from both quantitative and qualitative perspectives.

i.Extinguishment of Round A and Round B preferred shares during Reorganization

As described above, prior to the Reorganization, the equity interests of ECMOHO Shanghai held by the Round A and Round B Investors were with liquidation preference and also were redeemable at the holders’ option any time after a certain date or breach of contract by ECMOHO Shanghai or the Founders.

Upon completion of the Reorganization, Round A and Round B Investors’ equity interests with preferential rights, except for the 2.5% held by NCI holder, in ECMOHO Shanghai were exchanged into 9,519,000 Class A-1 and 10,817,100 Class A-2 Preferred Shares of the Company, respectively.

The most significant changes in the preferential rights of the Round A and Round B Investors are in respect with the redemption right and liquidation preference.

From both quantitative and qualitative perspectives, the Company assessed the impact of the above amendments and concluded that these amendments represent extinguishment rather than modification of Round A and Round B preferred shares. Therefore, at the time of the extinguishment, Round A and Round B preferred shares with the carrying amount of US$ 8,361,109 and US$ 23,284,214 are derecognized, respectively, and Class A-1 and A-2 Preferred Shares are measured at its fair value with the amount of US$ 19,495,152 and 26,172,432, respectively, with the difference of US$ 14,022,261 charged to additional paid-in capital and accumulated deficit with the amount of US$ 8,754,073 and US$ 5,268,188, respectively.

The Company concluded that there is no accretion to be recognized for Class A-1 and Class A-2 preferred shares because their initial carrying amount is greater than the redemption value as of December 31, 2019. Therefore, no adjustment will be made to the initial carrying amount of the Class A-1 and Class A-2 preferred shares until the redemption amount exceeds the carrying amount.

ii.Extinguishment of 8.36% Round A preferred shares during the Reorganization

As described above, preferential rights associated with the 8.36% equity interest acquired by the Founders were removed during the Reorganization process and exchanged into 9,519,000 Class A Ordinary Shares of the Company. From accounting perspective, the Founders exchanged their preferred equity interests in ECMOHO Shanghai into the preferred shares of the Company and immediately exercise its conversion right to convert the preferred shares into Class A Ordinary Shares. Changes from the preferred equity interests in ECMOHO Shanghai to preferred shares of the Company were also considered as an extinguishment. Therefore, at the time of the extinguishment, the Round A preferred shares with the carrying amount of US$ 8,754,168 held by the Founders were derecognized, and corresponding preferred shares were measured at its fair value with the amount of US$ 19,495,152 on the extinguishment date, with the difference amounted to US$ 10,740,984 charged to additional paid-in capital. Simultaneously, the Founders converted the preferred shares to exchange 9,519,000 Class A Ordinary Shares of the Company (Note 21). The preferred shares with the carrying amount of US$ 19,495,152 were derecognized, and the corresponding Class A Ordinary Shares were increased by US$ 95 and US$ 19,495,057 in par value and additional paid-in capital, respectively.

Conversion of Preferred Shares upon IPO

Upon completion of the Company’s IPO in November 2019, 9,519,000 Class A-1 and 10,817,100 Class A-2 preferred shares were converted and designated as 20,336,100 Class A ordinary shares on a one-for-one basis, and 7,938,915 Series A preferred shares were converted and designated as 8,999,999 Class A ordinary shares on an average basis of 1-for-1.13 due to the adjustment of initial conversion ratio in accordance with the terms of Series A preferred shares (Note 5).

The Company’s Preferred Shares activities for the year ended December 31, 2019 are summarized below:

	Round A Preferred		Round B Preferred		Class A-1 Preferred		Class A-2 Preferred		Series A Preferred
	Shares		Shares		Shares		Shares		Shares
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(US$)	shares	(US$)	shares	(US$)	shares	(US$)	shares	(US$)
Balances as of January 1, 2019	—	—	—	—	9,519,000	19,495,152	10,817,100	26,083,210	7,938,915	22,875,144
*Reorganization - Subscription receivables	—	—	—	—	—	—	—	89,222	—	—
Accretion on convertible redeemable preferred shares to redemption value - After Reorganization	—	—	—	—	—	—	—	—	—	1,022,461
Conversion of preferred shares to Class A ordinary shares	—	—	—	—	(9,519,000)	(19,495,152)	(10,817,100)	(26,172,432)	(7,938,915)	(23,897,605)
Balances as of December 31, 2019	—	—	—	—	—	—	—	—	—	—

*These were transactions occurred during the Reorganization process of the Group, details please refer to Note 1(b), Note 19 and Note 20.